DELAWARE FOUNDATION GROWTH ALLOCATION FUND
Delaware Foundation® Growth Allocation Fund
How has Delaware Foundation Growth Allocation Fund performed?
Average annual total returns for periods ended December 31, 2012
Average Annual Total Returns	Label	1 year	5 years	10 years or lifetime	Lifetime	Inception Date
CLASS A		6.14%	0.89%	6.63%
CLASS A After Taxes on Distributions		5.88%	0.39%	6.08%
CLASS A After Taxes on Distributions and Sale of Fund Shares		4.35%	0.59%	5.67%
CLASS B		8.59%	1.24%	6.61%
CLASS C		10.77%	1.34%	6.45%
CLASS R	(lifetime:6/2/03-12/31/12)	12.24%	1.85%		6.13%	Jun. 02, 2003
INSTITUTIONAL CLASS		12.77%	2.35%	7.52%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)		16.00%	1.66%	7.10%

* Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

DELAWARE GROUP® FOUNDATION FUNDS

Delaware Foundation® Growth Allocation Fund

Supplement to the Funds’ Statutory Prospectus
dated January 28, 2013

The following replaces the average annual total return table related to the Fund in the section entitled, “How has Delaware Foundation Growth Allocation Fund performed?” on page 9.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years or lifetime
Class A return before taxes	6.14%	0.89%	6.63%
Class A return after taxes on distributions	5.88%	0.39%	6.08%
Class A return after taxes on distributions and sale of Fund shares	4.35%	0.59%	5.67%
Class B return before taxes	8.59%	1.24%	6.61%
Class C return before taxes	10.77%	1.34%	6.45%
Class R return before taxes (lifetime: 6/2/03-12/31/12)	12.24%	1.85%	6.13%
Institutional Class return before taxes	12.77%	2.35%	7.52%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%

*  Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated February 14, 2013.

DELAWARE FOUNDATION MODERATE ALLOCATION FUND
Delaware Foundation® Moderate Allocation Fund
How has Delaware Foundation Moderate Allocation Fund performed?
Average annual total returns for periods ended December 31, 2012
Average Annual Total Returns	1 year	5 years	10 years or lifetime	Lifetime	Inception Date
CLASS A	4.91%	2.98%	6.64%
CLASS A After Taxes on Distributions	4.54%	2.44%	6.11%
CLASS A After Taxes on Distributions and Sale of Fund Shares	3.41%	2.29%	5.59%
CLASS B	6.48%	2.99%	6.61%
CLASS C	9.54%	3.41%	6.45%
CLASS R	11.15%	3.91%		6.19%	Jun. 02, 2003
INSTITUTIONAL CLASS	11.67%	4.43%	7.53%
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

DELAWARE GROUP® FOUNDATION FUNDS

Delaware Foundation® Moderate Allocation Fund

Supplement to the Funds’ Statutory Prospectus
dated January 28, 2013

The following replaces the average annual total return table related to the Fund in the section entitled, “How has Delaware Foundation Moderate Allocation Fund performed?” on page 14.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years or lifetime
Class A return before taxes	4.91%	2.98%	6.64%
Class A return after taxes on distributions	4.54%	2.44%	6.11%
Class A return after taxes on distributions and sale of Fund shares	3.41%	2.29%	5.59%
Class B return before taxes	6.48%	2.99%	6.61%
Class C return before taxes	9.54%	3.41%	6.45%
Class R return before taxes (lifetime: 6/2/03-12/31/12)	11.15%	3.91%	6.19%
Institutional Class return before taxes	11.67%	4.43%	7.53%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated February 14, 2013.

DELAWARE FOUNDATION CONSERVATIVE ALLOCATION FUND
Delaware Foundation® Conservative Allocation Fund
How has Delaware Foundation Conservative Allocation Fund performed?
Average annual total returns for periods ended December 31, 2012
Average Annual Total Returns	1 year	5 years	10 years or lifetime	Lifetime	Inception Date
CLASS A	3.30%	4.45%	6.25%
CLASS A After Taxes on Distributions	2.55%	3.34%	5.25%
CLASS A After Taxes on Distributions and Sale of Fund Shares	2.33%	3.22%	4.91%
CLASS B	5.48%	5.01%	6.31%
CLASS C	7.73%	4.92%	6.07%
CLASS R	9.29%	5.43%		6.03%	Jun. 02, 2003
INSTITUTIONAL CLASS	9.71%	5.95%	7.14%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%

* Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

DELAWARE GROUP® FOUNDATION FUNDS

Delaware Foundation® Conservative Allocation Fund

Supplement to the Funds’ Statutory Prospectus
dated January 28, 2013
The following replaces the average annual total return table related to the Fund in the section entitled, “How has Delaware Foundation Conservative Allocation Fund performed?” on page 19.

Average annual total returns for periods ended December 31, 2012

	1 year	5 years	10 years or lifetime
Class A return before taxes	3.30%	4.45%	6.25%
Class A return after taxes on distributions	2.55%	3.34%	5.25%
Class A return after taxes on distributions and sale of Fund shares	2.33%	3.22%	4.91%
Class B return before taxes	5.48%	5.01%	6.31%
Class C return before taxes	7.73%	4.92%	6.07%
Class R return before taxes (lifetime: 6/2/03-12/31/12)	9.29%	5.43%	6.03%
Institutional Class return before taxes	9.71%	5.95%	7.14%
Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses, or taxes)	4.22%	5.95%	5.18%

*  Because the Fund has combined its retail and institutional prospectuses, the bar chart and the after tax returns in the average annual total returns table show the performance of the Fund's Class A shares.

After-tax performance is presented only for Class A shares of the Fund. The after-tax returns for other Fund classes may vary. Actual after-tax returns depend on the investor's individual tax situation and may differ from the returns shown. After-tax returns are not relevant for shares held in tax-deferred investment vehicles such as employer-sponsored 401(k) plans and individual retirement accounts (IRAs). The after-tax returns shown are calculated using the highest individual federal marginal income tax rates in effect during the periods presented and do not reflect the impact of state and local taxes.

Investments in the Funds are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (the "Macquarie Group"), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Funds, the repayment of capital from the Funds, or any particular rate of return.

Please keep this Supplement for future reference.

This Supplement is dated February 14, 2013.